Average Annual Total Returns			12 Months Ended	20 Months Ended	50 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
		Aug. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Steward Covered Call Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			14.42%	14.37%
Performance Inception Date		Dec. 14, 2017
Steward Covered Call Income Fund | Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.91%			9.33%	6.67%
Performance Inception Date		Dec. 14, 2017
Steward Covered Call Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.45%			9.50%	8.64%
Performance Inception Date		Dec. 14, 2017
Steward Covered Call Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			11.04%			9.89%	8.69%
Performance Inception Date		Dec. 14, 2017
Steward Covered Call Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			13.26%			11.07%	9.71%
Performance Inception Date		Dec. 14, 2017
Steward Covered Call Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.34%			6.36%	5.27%
Performance Inception Date		Dec. 14, 2017
Steward Covered Call Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.99%			6.66%	5.64%
Performance Inception Date		Dec. 14, 2017
Steward Equity Market Neutral Fund | ICE BofA 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.21%		3.87%
Performance Inception Date		Nov. 15, 2021
Steward Equity Market Neutral Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(4.19%)		3.19%
Performance Inception Date		Nov. 15, 2021
Steward Equity Market Neutral Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			1.83%		4.92%
Performance Inception Date		Nov. 15, 2021
Steward Equity Market Neutral Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.03%		3.97%
Performance Inception Date		Nov. 15, 2021
Steward Equity Market Neutral Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.31%		3.50%
Performance Inception Date		Nov. 15, 2021
Steward Global Equity Income Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.60%			12.66%	12.74%	12.74%
Performance Inception Date		Dec. 14, 2017
Steward Global Equity Income Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.64%			9.05%	8.52%	8.52%
Performance Inception Date		Dec. 14, 2017
Steward Global Equity Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.49%			8.75%		10.07%
Steward Global Equity Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			19.54%			9.14%	8.33%
Performance Inception Date		Dec. 14, 2017
Steward Global Equity Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			21.89%			10.49%	9.48%
Performance Inception Date		Dec. 14, 2017
Steward Global Equity Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			21.78%			10.33%		11.04%
Steward Global Equity Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.65%			8.06%		8.98%
Steward Global Equity Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.77%			7.49%		8.39%
Steward Large Cap Core Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%	20.63%	10.49%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Core Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.26%		6.74%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Core Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			10.87%	17.15%
Performance Inception Date		Apr. 24, 2024
Steward Large Cap Core Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			10.88%		8.56%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Core Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.16%		7.94%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Core Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.48%		6.64%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Growth Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%		10.49%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%		12.29%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.51%		7.98%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			10.10%		9.82%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Growth Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.85%		8.78%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.31%		7.60%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Value Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%		10.49%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%		8.11%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.69%		7.44%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			13.50%		9.28%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.63%		8.12%
Performance Inception Date		Nov. 15, 2021
Steward Large Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.11%		7.13%
Performance Inception Date		Nov. 15, 2021
Steward Select Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%			(0.36%)		2.01%
Steward Select Bond Fund | Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.88%			(0.59%)		2.16%
Steward Select Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[3]		2.85%			(1.07%)		0.86%
Steward Select Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.14%			(0.10%)		1.53%
Steward Select Bond Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.70%			(1.01%)		0.62%
Steward Select Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.21%			(0.47%)		0.78%
Steward Values Enhanced International Fund | S&P International 700 ADR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		36.96%			13.93%	6.28%	10.44%
Performance Inception Date		Dec. 14, 2017
Steward Values Enhanced International Fund | Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		33.20%			12.21%	5.51%	9.07%
Performance Inception Date		Dec. 14, 2017
Steward Values Enhanced International Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[6]		25.48%			9.27%		8.30%
Steward Values Enhanced International Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			33.63%			10.93%	7.61%
Performance Inception Date		Dec. 14, 2017
Steward Values Enhanced International Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			33.51%			10.80%		9.25%
Steward Values Enhanced International Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			31.02%			9.02%		8.10%
Steward Values Enhanced International Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.34%			8.29%		7.40%
Steward Values Enhanced Large Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			14.42%	14.31%	14.82%
Performance Inception Date		Dec. 14, 2017
Steward Values Enhanced Large Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[7]		9.87%			12.24%		12.36%
Steward Values Enhanced Large Cap Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.98%			13.97%	12.50%
Performance Inception Date		Dec. 14, 2017
Steward Values Enhanced Large Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			16.84%			13.84%		13.35%
Steward Values Enhanced Large Cap Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.87%			9.57%		10.66%
Steward Values Enhanced Large Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.66%			9.79%		10.26%
Steward Values Enhanced Small-Mid Cap Fund | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.05%			13.96%	13.82%	14.46%
Performance Inception Date		Dec. 14, 2017
Steward Values Enhanced Small-Mid Cap Fund | S&P 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.04%			8.57%	8.53%	10.45%
Performance Inception Date		Dec. 14, 2017
Steward Values Enhanced Small-Mid Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[8]		(0.36%)			6.49%		8.44%
Steward Values Enhanced Small-Mid Cap Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.10%			8.07%	7.06%
Performance Inception Date		Dec. 14, 2017
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.89%			7.95%		9.35%
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.85%			5.01%		6.95%
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.88%			5.67%		7.01%

[1]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[2]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[3]	Performance information for Class A reflects a deduction of the current maximum sales charge of 3.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[4]	Formerly known as S&P Global 1200 ADR Index.
[5]	The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because Crossmark believes the Blended Benchmark Index better represents the Fund’s overall investment process.
[6]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[7]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[8]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.